Other Current Assets - Summary of Other Current Assets (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 11, 2019 USD ($)	Sep. 13, 2019	Sep. 19, 2018 USD ($)
Other Current Assets [line items]
Exchange rate				7.0901
Impairment loss on development properties	¥ 3,000	$ 400	¥ 0
Proceeds from disposal of equity securities	16,429	2,319
Gain on disposal on equity investments	¥ 11,528	$ 1,627
Forward contract [member]
Other Current Assets [line items]
Non-deliverable forward foreign exchange contract				$ 20,000		$ 73,000
Exchange rate					6.8599